Retirement Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Retirement Plans
6.	RETIREMENT PLANS

We maintain defined benefit pension plans that provide retirement benefits for current hourly employees at the Androscoggin and Bucksport mills, and prior hourly employees at the Sartell mill who were hired prior to July 1, 2004. After June 30, 2004, certain employees who are not eligible to participate in the pension plans receive an additional company contribution to their accounts under our 401(k) savings plan. The pension plans provide defined benefits based on years of credited service times a specified flat dollar benefit rate.

During the third quarter of 2012, a curtailment loss of $0.6 million, representing amortization of prior service costs, was recognized in Restructuring and other charges on the consolidated statements of operations due to a reduction in headcount associated with the closure of the Sartell mill.

The following table summarizes the components of net periodic benefit cost for the three-month and nine-month periods ended September 30, 2012 and 2011:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in thousands)	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$1,771	$1,674	$5,312	$5,021
Interest cost	719	631	2,157	1,892
Expected return on plan assets	(697)	(645)	(2,093)	(1,934)
Amortization of actuarial loss	368	99	1,106	296
Amortization of prior service cost	196	293	588	881
Curtailment	572	—	572	—

Net periodic benefit cost	$2,929	$2,052	$7,642	$6,156

We make contributions that are sufficient to fully fund our actuarially determined costs, generally equal to the minimum amounts required by the Employee Retirement Income Security Act, or “ERISA.” For the three months and nine months ended September 30, 2012, we made contributions of $6.7 million and $10.7 million, respectively, to the pension plans. For the three months and nine months ended September 30, 2011, we made contributions of $4.5 million and $7.8 million, respectively, to the pension plans. New legislation, titled Moving Ahead for Progress in the 21stCentury, or “MAP-21,” has the effect of spreading the expected funding requirements over a longer period of time. This relief has had an immediate impact of reducing our estimated minimum funding requirement by $0.4 million for 2012. We plan to make no additional contributions to the pension plans during the remainder of 2012. After the enactment of MAP-21, our required contribution to the pension plan during 2013 will be $0.4 million for the 2012 plan year and $0 for the 2013 plan year.

ASC Topic 820 provides a common definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions used to value the assets or liabilities (see Note 8 – Fair Value of Financial Instruments for more detail).

The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of September 30, 2012, and December 31, 2011.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
September 30, 2012
Fixed income funds	$33,805	$—	$33,805	$—
Domestic equity funds — large cap	11,303	—	11,303	—
Domestic equity funds — small cap	2,622	—	2,622	—
International equity funds	2,176	—	2,176	—
Money market funds	1,197	—	1,197	—
Other funds	536	—	536	—

Total assets at fair value	$51,639	$—	$51,639	$—

December 31, 2011
Fixed income funds	$25,274	$—	$25,274	$—
Domestic equity funds — large cap	8,165	—	8,165	—
Domestic equity funds — small cap	1,555	—	1,555	—
International equity funds	1,555	—	1,555	—
Money market funds	1,167	—	1,167	—
Other funds	1,167	—	1,167	—

Total assets at fair value	$38,883	$—	$38,883	$—

Fair value is determined based on the net asset value of units held by the plan at period end.

9.	RETIREMENT PLANS

Defined Benefit Plan

We maintain defined benefit pension plans that provide retirement benefits to hourly employees at the Androscoggin, Bucksport, and Sartell mills who were hired prior to July 1, 2004. These employees generally are eligible to participate in the pension plan upon completion of one year of service and attainment of age 21. Hourly employees at Bucksport and Sartell who are classified as new hires, and who are not recalled, on or after May 1, 2011, are not eligible to participate in the pension plan, and other employees hired after June 30, 2004, who are not eligible to participate in the pension plans, receive an additional company contribution to their accounts under our 401(k) savings plan (see “Other Benefits” discussion below). The pension plans provide defined benefits based on years of credited service times a specified flat dollar benefit rate.

During 2011, a curtailment loss of $1.9 million was recognized in Restructuring and other charges on the consolidated statements of operations due to a reduction in headcount associated with the paper machine shutdowns. The curtailment loss included $0.4 million of amortization of prior service cost and a net actuarial loss of $1.5 million.

The following table summarizes the components of net periodic pension cost for the years ended December 31, 2011, 2010, and 2009:

	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009
Components of net periodic pension cost:
Service cost	$6,694	$6,107	$6,328
Interest cost	2,521	2,088	1,537
Expected return on plan assets	(2,234)	(1,849)	(1,234)
Curtailment	1,921	—	—
Amortization of prior service cost	1,176	1,784	1,023
Amortization of actuarial loss	393	90	319

Net periodic pension cost	$10,471	$8,220	$7,973

The following table provides detail on prior service cost and net actuarial loss recognized in Accumulated other comprehensive income at December 31, 2011 and 2010:

(Dollars in thousands)	2011	2010
Amounts recognized in Accumulated other comprehensive income:
Prior service cost	$3,885	$5,493
Net actuarial loss	19,828	8,143

The estimated net actuarial loss and prior service cost that will be amortized from Accumulated other comprehensive income into net periodic pension cost during 2012 is $1.5 million and $0.8 million, respectively. We expect no plan assets to be returned to the company in 2012.

We make contributions that are sufficient to fully fund our actuarially determined costs, generally equal to the minimum amounts required by the Employee Retirement Income Security Act (ERISA). In 2012, we expect to make cash contributions of approximately $9.7 million to the pension plans. We made contributions of $9.6 million in 2011, $4.9 million in 2010, and $6.9 million in 2009.

The following table sets forth a reconciliation of the plans’ benefit obligation, plan assets and funded status at December 31, 2011 and 2010:

	Year Ended December 31,
(Dollars in thousands)	2011	2010
Change in Projected Benefit Obligation:
Benefit obligation at beginning of period	$47,131	$35,137
Service cost	6,693	6,107
Interest cost	2,521	2,088
Actuarial loss	10,647	4,405
Benefits paid	(793)	(606)
Curtailment	1,487	—

Benefit obligation on December 31	$67,686	$47,131

Change in Plan Assets:
Plan assets at fair value, beginning of fiscal year	$29,258	$22,515
Actual net return (loss) on plan assets	801	2,420
Employer contributions	9,617	4,929
Benefits paid	(793)	(606)

Plan assets at fair value, end of fiscal year	$38,883	$29,258

Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets	$(28,803)	$(17,873)

The accumulated benefit obligation at December 31, 2011 and 2010, is $67.7 million and $47.1 million, respectively.

The following table summarizes expected future pension benefit payments:

(Dollars in thousands)
2012	$1,582
2013	1,807
2014	2,044
2015	2,318
2016	2,648
2017-2021	22,026

We evaluate our actuarial assumptions annually as of December 31 (the measurement date) and consider changes in these long-term factors based upon market conditions and the requirements of ASC Topic 715. These assumptions are used to calculate benefit obligations as of December 31 of the current year, and pension expense to be recorded for the following year. The discount rate assumption reflects the yield on a portfolio of high quality fixed-income instruments that have a similar duration to the plans’ liabilities. The expected long-term rate of return assumption reflects the average return expected on the assets invested to provide for the plans’ liabilities.

The actuarial assumptions used in the defined benefit pension plans were as follows:

	2011	2010	2009
Weighted average assumptions used to determine benefit obligations as of December 31:
Discount rate	4.30%	5.40%	6.00%
Rate of compensation increase	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic pension cost for the fiscal year:
Discount rate	5.40	6.00	6.00
Rate of compensation increase	N/A	N/A	N/A
Expected long-term return on plan assets	6.50	7.50	7.50

The following table provides the pension plan’s asset allocation on December 31, 2011 and 2010:

	Allocation of Plan Assets
	2011 Targeted Allocation	Allocation on December 31, 2011	2010 Targeted Allocation	Allocation on December 31, 2010
Other securities:	70% -80%		52.0%
Money market funds		3.0%		—
Fixed income funds		65.0		47.0%
Other funds		3.0		—
Equity securities:	20% -30%		48.0%
Domestic equity funds — large cap		21.0%		29.3%
Domestic equity funds — small cap		4.0		5.5
International equity funds		4.0		18.2

ASC Topic 820 provides a common definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions used to value the assets or liabilities (see Note 13 – Fair Value of Financial Instruments for more detail).

The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of December 31, 2011 and 2010. Certain previously reported amounts have been reclassified in order to conform to our current year presentation. Such reclassification had no effect on total assets fair value or classification by level within the fair value hierarchy.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2011
Pooled funds(1):
Fixed income funds(2)	$25,274	$—	$25,274	$—
Domestic equity funds — large cap	8,165	—	8,165	—
Domestic equity funds — small cap	1,555	—	1,555	—
International equity funds	1,555	—	1,555	—
Money market funds	1,167	—	1,167	—
Other funds(3)	1,167	—	1,167	—

Total assets at fair value	$38,883	$—	$38,883	$—

December 31, 2010
Pooled funds(1):
Fixed income funds(2)	$12,610	$—	$12,610	$—
Domestic equity funds — large cap	8,583	—	8,583	—
Domestic equity funds — small cap	1,595	—	1,595	—
International equity funds	5,318	—	5,318	—
Insurance company general account(4)
Fixed income funds	1,152	—	1,152	—

Total assets at fair value	$29,258	$—	$29,258	$—

(1)	Value is determined based on the net asset value of units held by the plan at period end.
(2)	This class consists of funds that invest primarily in corporate debt securities, U.S. federal government obligations, and mortgage- and asset-backed securities.
(3)	This class consists of funds that invest primarily in domestic and international corporate debt securities, U.S. federal and other governmental debt securities, real estate investment trusts, and commodity-linked investments.
(4)	Fair value is determined based upon the credited rate as determined by the fund manager. The credited rate changes periodically based upon returns of the underlying investments.

Our primary investment objective is to ensure, over the long-term life of the pension plans, an adequate pool of sufficiently liquid assets to support the benefit obligations. In meeting this objective, the pension plans seek to achieve a high level of investment return through long-term stock and bond investment strategies, consistent with a prudent level of portfolio risk. Any volatility in investment performance compared to investment objectives should be explainable in terms of general economic and market conditions. Our targeted pension fund asset allocation was updated during the second quarter of 2011. The expected return on plan assets assumption for 2012 will be 6.50 percent. The expected long-term rate of return on plan assets reflects the weighted-average expected long-term rates of return for the broad categories of investments currently held in the plans (adjusted for expected changes), based on historical rates of return for each broad category, as well as factors that may constrain or enhance returns in the broad categories in the future. The expected long-term rate of return on plan assets is adjusted when there are fundamental changes in expected returns in one or more broad asset categories and when the weighted-average mix of assets in the plans changes significantly.

Defined Contribution Plan

We sponsor a defined contribution plan to provide salaried and Quinnesec hourly employees an opportunity to accumulate personal funds and to provide additional benefits for retirement.

As determined by the provisions of the plan, we contribute annually a percentage of employee earnings. The percentage is based on age and years of credited service for employees who were hired prior to July 1, 2004 and a fixed percentage of earnings to employees who were hired after June 30, 2004. Expense under this plan was $7.6 million, $8.2 million and $8.4 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Other Benefits

We sponsor a 401(k) plan to provide salaried and hourly employees an opportunity to accumulate personal funds and to provide additional benefits for retirement. Contributions may be made on a before-tax or after-tax basis to the plan. Such matching contributions were $8.6 million, $7.6 million and $5.7 million for the years ended December 31, 2011, 2010, and 2009, respectively. As determined by the provisions of the plan, we match the employees’ basic voluntary contributions; however, on April 3, 2009, we suspended the matching contributions to the 401(k) plan for exempt and non-exempt salaried employees in response to challenging economic conditions, which reduced expense by approximately $2.3 million in 2009. Effective January 2, 2010, we reinstated matching contributions for exempt and non-exempt salaried employees in accordance with the formula previously in effect (70% of the first 4% of the participant’s compensation contributed to the plan, plus 60% of the next 4% of the participant’s compensation contributed to the plan).

In 2009, we offered a voluntary early retirement program to certain eligible employees. The offer was accepted by 71 employees. Our voluntary early retirement program resulted in a charge of $4.2 million to Cost of products sold, consisting of separation and accrued medical and dental benefits.

We also initiated a reduction in workforce resulting in the elimination of eight positions in 2009. The reduction in workforce resulted in a charge of $0.5 million to Selling, general, and administrative expenses, consisting of separation and accrued medical and dental benefits.